Investment in Associated Entity - Disclosure of summarized statement of financial position for investment in associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Current assets	$ 35,048	$ 38,821
Non-current assets	123,520	130,009
Total liabilities	(38,133)	(45,629)
Carrying amount of investment in associated entity	58,827	58,189
SLM California
Disclosure of associates [line items]
Current assets	11,252	9,187
Non-current assets	0	0
Total liabilities	(6,709)	(5,298)
Net assets	$ 4,543	$ 3,889
The Company's ownership %	40.00%	37.70%
Acquisition fair value and other adjustments	$ 57,010	$ 56,722
Carrying amount of investment in associated entity	$ 58,827	$ 58,189	$ 34,781